Basic and diluted net earnings per share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	488,621	948,347	437,006	948,347